RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2023
RELATED PARTY TRANSACTIONS [abstract]
RELATED PARTY TRANSACTIONS

12.   RELATED PARTY TRANSACTIONS

In addition to the related party transactions and balances disclosed elsewhere in these financial statements, the Company entered into the following related party transactions during the year ended December 31, 2023, and 2022:

Key Management Personnel

Amounts paid to key management personnel were as follows:

	Years ended December 31,
	2023	2022
Salaries and benefits	$8,450	$11,532
Directors fees	830	934
Consulting fees	66	69
Share-based payments	4,874	7,042
	$14,220	$19,577

During the year ended December 31, 2023, and 2022, the Company was charged for consulting services by Mario Szotlender, a director of the Company.